RETIREMENT PLANS (Tables)	12 Months Ended
Dec. 31, 2014
Pension and Postretirement Plans
Financial information related to pension and postretirement health care plans

	U.S.		INTERNATIONAL		U.S. POSTRETIREMENT
	PENSION(a)		PENSION		HEALTH CARE
MILLIONS	2014	2013	2014	2013	2014	2013

Accumulated Benefit Obligation, end of year	$ 2,075.0	$ 1,748.1	$ 1,304.6	$ 1,124.5	$ 240.4	$ 234.1
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,886.3	2,105.1	1,243.6	1,180.6	234.1	281.5
Service cost	66.4	68.6	32.2	36.0	4.3	5.9
Interest	90.0	84.7	49.8	47.2	10.8	10.8
Participant contributions	—	—	3.6	3.7	10.4	9.6
Medicare subsidies received	—	—	—	—	2.0	0.7
Curtailments and settlements	—	—	(15.9)	(7.3)	—	—
Plan amendments	—	—	0.1	2.2	0.9	—
Actuarial loss (gain)	329.4	(270.5)	248.8	(11.1)	—	(52.2)
Assumed through acquisitions	—	—	(0.2)	8.5	—	—
Benefits paid	(119.4)	(101.6)	(38.1)	(39.2)	(22.1)	(22.2)
Foreign currency translation	—	—	(99.0)	23.0	—	—
Projected benefit obligation, end of year	2,252.7	1,886.3	1,424.9	1,243.6	240.4	234.1
Plan Assets
Fair value of plan assets, beginning of year	1,848.9	1,633.5	787.6	689.3	14.8	15.1
Actual returns on plan assets	136.4	307.3	108.6	64.7	0.9	2.8
Company contributions	5.7	9.7	52.8	52.6	18.2	17.7
Participant contributions	—	—	3.6	3.7	1.5	1.4
Assumed through acquisitions	—	—	—	5.9	—	—
Settlements	—	—	(12.8)	(1.5)	—	—
Benefits paid	(119.4)	(101.6)	(38.1)	(39.2)	(22.1)	(22.2)
Foreign currency translation	—	—	(54.0)	12.1	—	—
Fair value of plan assets, end of year	1,871.6	1,848.9	847.7	787.6	13.3	14.8

Funded Status, end of year	(381.1)	(37.4)	(577.2)	(456.0)	(227.1)	(219.3)

Amounts recognized in Consolidated Balance Sheet:
Other assets	—	58.6	15.9	31.6	—	—
Other current liabilities	(9.6)	(6.8)	(15.7)	(14.6)	(7.0)	(6.0)
Postretirement healthcare and pension benefits	(371.5)	(89.2)	(577.4)	(473.0)	(220.1)	(213.3)
Net liability	(381.1)	(37.4)	(577.2)	(456.0)	(227.1)	(219.3)
Amounts recognized in Accumulated
Other Comprehensive Loss (Income):
Unrecognized net actuarial loss	555.8	258.1	358.0	198.5	(33.6)	(42.3)
Unrecognized net prior service benefits	(40.6)	(47.5)	(2.6)	(3.0)	—	(1.2)
Tax benefit	(201.8)	(85.9)	(93.4)	(56.1)	10.7	14.4
Accumulated other comprehensive loss (income), net of tax	313.4	124.7	262.0	139.4	(22.9)	(29.1)

Change in Accumulated Other Comprehensive Loss (Income):
Amortization of net actuarial loss	(23.7)	(62.3)	(9.1)	(17.7)	8.2	(0.6)
Amortization of prior service costs (benefits)	6.9	6.9	(0.1)	1.4	0.3	0.3
Current period net actuarial loss (gain)	321.4	(447.7)	194.8	(28.7)	0.5	(54.0)
Current period prior service costs (benefits)	—	—	0.1	2.2	0.9	—
Settlement	—	(0.9)	—	—	—	—
Tax expense (benefit)	(115.9)	187.1	(37.3)	11.0	(3.7)	20.1
Foreign currency translation	—	—	(25.8)	4.1	—	—
Other comprehensive loss (income)	188.7	(316.9)	122.6	(27.7)	6.2	(34.2)

(a)	Includes qualified and non-qualified plans

Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2015

Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2015 are as follows:

	U.S.	INTERNATIONAL	U. S. POSTRETIREMENT
MILLIONS	PENSION (a)	PENSION	HEALTH CARE

Net actuarial loss (gain)	$48.5	$16.9	$(6.2)
Net prior service costs (benefits)	(6.9)	(0.1)	(0.1)
Total	$41.6	$16.8	$(6.3)

(a)	Includes qualified and non-qualified plans

Aggregate projected benefit obligation, accumulated benefit obligation and fair value of pension plan assets for plans with accumulated benefit obligations in excess of plan assets
DECEMBER 31 (MILLIONS)	2014	2013

Aggregate projected benefit obligation	$3,272.1	$869.2
Accumulated benefit obligation	3,011.9	794.9
Fair value of plan assets	2,315.7	309.9

Net periodic pension and postretirement health care benefit costs

	U.S.			INTERNATIONAL			U.S. POSTRETIREMENT
	PENSION(a)			PENSION			HEALTH CARE

MILLIONS	2014	2013	2012	2014	2013	2012	2014	2013	2012
Service cost — employee benefits earned during the year	$66.4	$68.6	$50.5	$32.2	$36.0	$29.6	$4.3	$5.9	$5.1
Interest cost on benefit obligation	90.0	84.7	89.3	49.8	47.2	48.3	10.8	10.8	12.9
Expected return on plan assets	(128.4)	(130.1)	(127.1)	(54.6)	(46.9)	(42.3)	(1.0)	(1.1)	(1.2)
Recognition of net actuarial loss	23.7	62.3	45.1	7.0	11.3	3.9	(8.2)	0.6	0.4
Amortization of prior service cost (benefit)	(6.9)	(6.9)	(4.2)	0.4	(0.3)	0.2	(0.3)	(0.3)	0.1
Settlements/Curtailments	––	0.9	2.4	(1.3)	(0.3)	1.6	—	—	—
Total expense	$44.8	$79.5	$56.0	$33.5	$47.0	$41.3	$5.6	$15.9	$17.3

(a)	Includes qualified and non-qualified plans

Plan Assumptions

Plan Assumptions	U.S.			INTERNATIONAL			U.S. POSTRETIREMENT
	PENSION(a)			PENSION			HEALTH CARE

PERCENT	2014	2013	2012	2014	2013	2012	2014	2013	2012
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate	4.14%	4.92%	4.14%	3.02%	4.09%	4.04%	4.08%	4.77%	3.95%
Projected salary increase	4.32	4.32	4.32	2.66	2.73	2.74
Weighted-average actuarial assumptions used to determine net cost:
Discount rate	4.92	4.14	4.85	4.45	4.34	5.17	4.77	3.95	4.80
Expected return on plan assets	7.75	8.25	8.25	6.90	6.79	6.87	7.75	8.25	8.25
Projected salary increase	4.32	4.32	4.08	3.58	3.70	3.59

(a)	Includes qualified and non-qualified plans

Effects of one-percentage point change in the assumed health care cost trend rates
	1-PERCENTAGE POINT
MILLIONS	INCREASE	DECREASE

Effect on total of service and interest cost components	$(0.1)	$0.1

Effect on postretirement benefit obligation	1.0	(1.5)

U.S. Level 3 plan assets rollforward

	HEDGE	PRIVATE
MILLIONS	FUNDS	EQUITY

Balance at December 31, 2012	$134.6	$48.2

Unrealized gains	13.9	6.2

Realized gains	—	3.6

Purchases, sales and settlements, net	—	(3.1)

Transfers in and/or out	—	—

Balance at December 31, 2013	$148.5	$54.9

Unrealized gains	3.5	2.5

Realized gains	—	10.0

Purchases, sales and settlements, net	—	6.0

Transfers in and/or out	—	—

Balance at December 31, 2014	$152.0	$73.4

Estimated future benefits payments
		MEDICARE SUBSIDY

MILLIONS	ALL PLANS	RECEIPTS
2015	$159	$1
2016	170	–
2017	177	–
2018	185	–
2019	203	–
2020-2024	1,176	–

U.S. Pension and Postretirement Health Care Benefits
Pension and Postretirement Plans
Allocation and fair value of plan assets for defined benefit pension and postretirement health care benefit plans

	TARGET
ASSET	ASSET
CATEGORY	ALLOCATION		PERCENTAGE
	PERCENTAGE		OF PLAN ASSETS
DECEMBER 31 (%)	2014	2013	2014	2013

Equity securities:
Large cap equity	34%	34%	37%	37%
Small cap equity	9	9	9	11
International equity	13	13	13	14
Fixed income:
Core fixed income	18	18	18	17
High-yield bonds	5	5	5	5
Emerging markets	2	2	2	2
Other:
Real estate	4	4	4	3
Hedge funds	9	9	8	8
Private equity	6	6	4	3
Total	100%	100%	100%	100%

	FAIR VALUE AS OF
MILLIONS	DECEMBER 31, 2014
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$7.4			$7.4
Equity securities:
Large cap equity	693.5			693.5
Small cap equity	174.9			174.9
International equity	246.2			246.2
Fixed income:
Core fixed income	344.7			344.7
High-yield bonds	90.5			90.5
Emerging markets	29.4			29.4
Other:
Real estate		$72.6		72.6
Hedge funds			$152.0	152.0
Private equity			73.4	73.4
Other		0.3		0.3
Total	$1,586.6	$72.9	$225.4	$1,884.9

	FAIR VALUE AS OF
MILLIONS	DECEMBER 31, 2013
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$3.1			$3.1
Equity securities:
Large cap equity	695.2			695.2
Small cap equity	196.9			196.9
International equity	258.5			258.5
Fixed income:
Core fixed income	323.2			323.2
High-yield bonds	88.4			88.4
Emerging markets	29.8			29.8
Other:
Real estate		$64.7		64.7
Hedge funds			$148.5	148.5
Private equity			54.9	54.9
Other		0.5		0.5
Total	$1,595.1	$65.2	$203.4	$1,863.7

International Pension
Pension and Postretirement Plans
Allocation and fair value of plan assets for defined benefit pension and postretirement health care benefit plans

ASSET	PERCENTAGE
CATEGORY	OF PLAN ASSETS

	2014	2013

DECEMBER 31 (%)

Cash	1%	1%

Equity securities:

International equity	43	43

Fixed income:

Corporate bonds	22	21

Government bonds	19	18

Total fixed income	41	39

Other:

Insurance contracts	13	15

Real estate	2	2

Total	100%	100%

	FAIR VALUE AS OF
MILLIONS	DECEMBER 31, 2014

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$7.2			$7.2
Equity securities:
International equity		$363.5		363.5
Fixed income:
Corporate bonds	5.1	184.2		189.3
Government bonds	7.7	156.7		164.4
Other:
Insurance contracts		109.8		109.8
Real estate		12.7		12.7
Other	0.5	0.3		0.8

Total	$20.5	$827.2		$847.7

	FAIR VALUE AS OF
MILLIONS	DECEMBER 31, 2013
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$3.6			$3.6
Equity securities:
International equity		$342.5		342.5
Fixed income:
Corporate bonds	5.5	162.1		167.6
Government bonds	8.7	134.6		143.3
Other:
Insurance contracts		116.2		116.2
Real estate		11.4		11.4
Other	2.6	0.4		3.0

Total	$20.4	$767.2		$787.6